Weighted Average Basic and Diluted Number of Common Shares Outstanding	12 Months Ended
Dec. 31, 2024
Weighted Average Basic and Diluted Number of Common Shares Outstanding
Weighted average basic and diluted number of common shares outstanding

20. Weighted average basic and diluted number of common shares outstanding

	Year ended	Year ended
	December 31,	December 31,
	2024	2023

Basic weighted average number of shares	264,918,734	212,701,865
Effect of dilutive stock options and warrants	-	-
Diluted weighted average number of shares	264,918,734	212,701,865

Basic weighted average number of shares is determined by the weighted average time each issued common share was outstanding during the reporting period. Diluted weighted average number of common shares for the year ended December 31, 2024 excludes nil anti-dilutive preferred shares (2023: nil), 20,110,000 anti-dilutive stock options (2023: 17,370,000) and 35,223,200 anti-dilutive warrants (2023: 4,250,000).